Revenue (Tables)	12 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Summary of Accounts Receivable and Deferred Revenue

The following table provides information about Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2018	October 1, 2018 (as adjusted)	September 30, 2019
Accounts receivable — billed (net of allowances for doubtful accounts of $21,211 as of September 30 and October 1, 2018 and $36,121 as of September 30, 2019)	$707,505	$707,505	$760,797
Accounts receivable — unbilled (current)	$263,997	$274,036	$227,061
Accounts receivable — unbilled (non-current)	$15,686	$13,185	$16,987

Total Accounts receivable — unbilled	$279,683	$287,221	$244,048
Deferred revenue (current)	$(132,414)	$(146,462)	$(118,182)
Deferred revenue (non-current)	$(27,977)	$(27,977)	$(23,785)

Total Deferred revenue	$(160,391)	$(174,439)	$(141,967)